segment information - Operating revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating revenues
Revenues arising from contracts with customers	$ 14,095	$ 13,305
Other operating income	273	103
Total	14,368	13,408
EBITDA	5,104	4,910
Wireless
Operating revenues
Revenues arising from contracts with customers	8,017	7,635
Other operating income	118	36
Total external revenues	8,135	7,671
Intersegment revenues	47	43
Total	8,182	7,714
EBITDA	3,431	3,250
CAPEX, excluding spectrum licences	896	978
Wireless | Service
Operating revenues
Revenues arising from contracts with customers	6,054	5,896
Wireless | Equipment
Operating revenues
Revenues arising from contracts with customers	1,963	1,739
Wireline
Operating revenues
Revenues arising from contracts with customers	6,078	5,670
Other operating income	155	67
Total external revenues	6,233	5,737
Intersegment revenues	207	206
Total	6,440	5,943
EBITDA	1,673	1,660
CAPEX, excluding spectrum licences	2,018	2,116
Wireline | Service
Operating revenues
Revenues arising from contracts with customers	5,828	5,436
Wireline | Equipment
Operating revenues
Revenues arising from contracts with customers	250	234
Consolidated
Operating revenues
Revenues arising from contracts with customers	14,095	13,305
Other operating income	273	103
Total external revenues	14,368	13,408
Total	14,368	13,408
EBITDA	5,104	4,910
CAPEX, excluding spectrum licences	2,914	3,094
Consolidated | Service
Operating revenues
Revenues arising from contracts with customers	11,882	11,332
Consolidated | Equipment
Operating revenues
Revenues arising from contracts with customers	2,213	1,973
Eliminations
Operating revenues
Intersegment revenues	(254)	(249)
Total	$ (254)	$ (249)